United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/19

Date of Reporting Period: Six months ended 04/30/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2019

Emerging Markets Core Fund

A Portfolio of Federated Core Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2019, the Fund's issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
China	14.3%
Brazil	9.4%
Mexico	8.6%
Indonesia	5.2%
United States	4.3%
Turkey	4.0%
Colombia	3.4%
Russia	3.4%
Argentina	3.1%
Peru	2.8%
Saudi Arabia	2.7%
India	2.5%
United Arab Emirates	2.5%
Chile	2.4%
South Korea	2.2%
Egypt	1.9%
Qatar	1.7%
Bahrain	1.5%
Dominican Republic	1.3%
Ukraine	1.2%
Panama	1.1%
South Africa	1.1%
Uruguay	1.1%
Ghana	1.0%
Kazakhstan	1.0%
Nigeria	1.0%
Other[2]	12.7%
Derivatives[3,4]	0.0%
Other Security Type	0.1%
Cash Equivalents[5]	1.2%
Other Assets and Liabilities—Net[6]	1.3%
TOTAL	100.0%
1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund's Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's head office, the jurisdiction of the Issuer's incorporation, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.
2	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statements of Assets and Liabilities for information regarding the Fund's foreign cash position.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—59.8%
	Aerospace & Defense—0.2%
$1,800,000	Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	$1,944,000
	Air Transportation—0.2%
400,000	Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	422,604
1,270,000	Gol Finance, Sr. Unsecd. Note, 144A, 7.000%, 1/31/2025	1,212,850
	TOTAL	1,635,454
	Airport—0.3%
1,200,000	Aeropuerto Internacional de Tocumen SA, 144A, 6.000%, 11/18/2048	1,360,800
366,000	Mexico City Airport Trust, 144A, 3.875%, 4/30/2028	345,156
1,003,000	Mexico City Airport Trust, Sec. Fac. Bond, 144A, 5.500%, 10/31/2046	940,313
	TOTAL	2,646,269
	Automotive—1.2%
3,000,000	Hyundai Capital America, Sr. Unsecd. Note, REGS, 2.750%, 9/27/2026	2,749,641
2,500,000	Hyundai Capital America, Sr. Unsecd. Note, REGS, 3.950%, 2/1/2022	2,535,806
2,450,000	Hyundai Capital Services, Inc., Sr. Unsecd. Note, 144A, 3.625%, 8/29/2027	2,372,784
3,000,000	Kia Motors Corp., Sr. Unsecd. Note, 144A, 3.500%, 10/25/2027	2,873,694
700,000	Nemak SAB de CV, Sr. Unsecd. Note, 144A, 4.750%, 1/23/2025	691,250
	TOTAL	11,223,175
	Banking—11.5%
2,000,000	Akbank TAS, Sub. Note, REGS, 6.797%, 4/27/2028	1,560,984
2,000,000	Al Ahli Bank of Kuwait, Jr. Sub. Note, 7.250%, 3/26/2168	2,069,662
1,500,000	Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2168	1,477,050
2,000,000	Axiata SPV2 Bhd, Sr. Unsecd. Note, Series EMTN, 4.357%, 3/24/2026	2,052,136
1,160,000	BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	1,139,712
2,400,000	BBVA Bancomer SA Texas, Sub. Note, REGS, 6.500%, 3/10/2021	2,517,816
1,000,000	BDO Unibank, Inc., Sr. Unsecd. Note, Series EMTN, 2.625%, 10/24/2021	989,269
300,000	Banco Bradesco SA, Sub. Note, 144A, 5.900%, 1/16/2021	311,850
400,000	Banco Bradesco SA, Sub., 144A, 6.750%, 9/29/2019	406,492
900,000	Banco Bradesco SA, Sub., REGS, 5.750%, 3/1/2022	952,659
1,550,000	Banco De Bogota S.A., Sr. Unsecd. Note, REGS, 4.375%, 8/3/2027	1,561,780
2,000,000	Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	2,191,000
1,130,000	Banco de Credito del Peru, REGS, 6.125%, 4/24/2027	1,217,857
700,000	Banco de Credito E Inversiones, Sr. Unsecd. Note, REGS, 3.500%, 10/12/2027	688,362
700,000	Banco Do Brasil S.A., 3.875%, 10/10/2022	699,125
900,000	Banco Do Brasil S.A., Jr. Sub. Note, 144A, 8.500%, 4/20/2168	961,605
1,200,000	Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 4.875%, 4/19/2023	1,234,800
1,270,000	Banco Do Brasil S.A., Sr. Unsecd. Note, REGS, 5.375%, 1/15/2021	1,302,702
300,000	Banco do Estado do Rio Grande do Sul SA, Sub., 144A, 7.375%, 2/2/2022	316,728
700,000	Banco General SA, Sr. Unsecd. Note, 144A, 4.125%, 8/7/2027	692,125
1,000,000	Banco Internacional del Peru SAA Interbank, Jr. Sub. Note, 144A, 8.500%, 4/23/2070	1,048,010
500,000	Banco Internacional del Peru SAA Interbank, Unsecd. Note, 144A, 3.375%, 1/18/2023	499,375
300,000	Banco Macro SA, Sub. Note, 144A, 6.750%, 11/4/2026	237,003
1,000,000	Banco Mercantil Del Nort, Jr. Sub. Note, 144A, 5.750%, 10/4/2031	983,500
500,000	Banco Reservas Rep Domin, 144A, 7.000%, 2/1/2023	517,500
250,000	Banco Reservas Rep Domin, REGS, 7.000%, 2/1/2023	258,750
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Banking—continued
$1,200,000	Bancolombia S.A., 5.950%, 6/3/2021	$1,265,520
1,900,000	Bancolombia S.A., Sub., 4.875%, 10/18/2027	1,933,250
621,000	Bancolombia S.A., Sub., 5.125%, 9/11/2022	647,392
1,300,000	Bangkok Bank Public Co. Ltd. (HK), Sr. Unsecd. Note, 144A, 4.050%, 3/19/2024	1,342,292
2,630,000	Bank of China Ltd., 144A, 5.000%, 11/13/2024	2,785,906
5,600,000	Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	5,931,968
500,000	Caixa Economica Federal, 144A, 3.500%, 11/7/2022	498,880
900,000	Caixa Economica Federal, Sr. Unsecd. Note, 144A, 4.250%, 5/13/2019	900,675
500,000	Caixa Economica Federal, Sub. Note, 144A, 7.250%, 7/23/2024	505,460
2,300,000	China Construction Bank Corp., Sub., Series EMTN, 4.250%, 8/20/2024	2,304,430
800,000	DBS Group Holdings Ltd., Sr. Sub., 144A, 4.520%, 12/11/2028	831,553
2,000,000	DIB Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.750%, 7/20/2167	2,061,780
500,000	Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	509,128
500,000	Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	502,540
1,200,000	Emirates NBD Tier 1 Ltd., Jr. Sub. Note, 5.750%, 11/30/2067	1,202,201
3,300,000	Export-Import Bank of India, Sr. Unsecd. Note, 144A, 3.875%, 2/1/2028	3,255,589
1,000,000	Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 4.000%, 1/14/2023	1,015,496
1,100,000	Global Bank Corp., Sr. Unsecd. Note, 144A, 4.500%, 10/20/2021	1,119,250
500,000	Grupo Financiero Santander Mexico SAB de CV, Jr. Sub. Deb., 8.500%, 4/20/2168	527,250
732,625	Halyk Savings Bank of Kazakhstan JSC, Sr. Unsecd. Note, REGS, 5.500%, 12/21/2022	737,010
200,000	ICICI Bank Ltd., REGS, 5.750%, 11/16/2020	207,363
1,000,000	ICICI Bank Ltd., Sr. Unsecd. Note, 144A, 5.750%, 11/16/2020	1,036,817
2,500,000	Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	2,465,297
3,050,000	Industrial and Commercial Bank of China Ltd., 144A, 6.000%, 12/10/2067	3,089,400
4,600,000	Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, REGS, 6.000%, 12/10/2067	4,659,423
1,900,000	Industrial Bank of Korea, Jr. Sub. Deb., REGS, 3.900%, 1/31/2168	1,868,806
850,000	Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	862,750
1,300,000	Itau Unibanco Holding SA, Sub., REGS, 5.500%, 8/6/2022	1,364,194
500,000	Itau Unibanco Holding SA, Sub., REGS, 6.200%, 4/15/2020	514,250
1,000,000	Kasikornbank Public Co. Ltd, Sr. Unsecd. Note, Series EMTN, 3.256%, 7/12/2023	997,280
400,000	Krung Thai Bank PCL/Cayman Islands, Sub., Series EMTN, 5.200%, 12/26/2024	403,218
1,000,000	MTN Mauritius Investment Ltd., Sr. Unsecd. Note, 144A, 5.373%, 2/13/2022	1,014,171
800,000	MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	774,974
2,000,000	Multibank, Inc., Sr. Unsecd. Note, 144A, 4.375%, 11/9/2022	2,027,500
3,000,000	NBK Tier 1 Financing Ltd., Jr. Sub. Note, 5.750%, 10/9/2167	3,072,825
1,500,000	Shinhan Bank, Sub., 144A, 3.875%, 3/24/2026	1,515,191
3,025,000	Shinhan Bank, Sub., REGS, 3.750%, 9/20/2027	2,995,930
500,000	Shinhan Financial Group Co. Ltd., Jr. Sub. Note, 5.875%, 2/13/2168	524,625
2,000,000	State Bank India/London, Sr. Unsecd. Note, 144A, 4.375%, 1/24/2024	2,053,432
2,000,000	T.C. Ziraat Bankasi A.S., Sr. Unsecd. Note, REGS, 5.125%, 9/29/2023	1,752,330
1,500,000	Talent Yield Investments, Sr. Unsecd. Note, REGS, 4.500%, 4/25/2022	1,541,157
2,000,000	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, REGS, 4.750%, 2/11/2021	1,802,678
2,000,000	Turkiye Is Bankasi (Isbank) A.S., Sr. Unsecd. Note, REGS, 6.125%, 4/25/2024	1,735,056
1,700,000	Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	1,600,635
1,200,000	Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, REGS, 5.750%, 1/30/2023	1,065,834
1,500,000	Turkiye Vakiflar Bankasi T.A.O., Sub., REGS, 6.875%, 2/3/2025	1,339,939
1,200,000	United Bank for Africa PLC, Sr. Unsecd. Note, REGS, 7.750%, 6/8/2022	1,246,232
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$3,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	$3,056,823
1,600,000		Woori Bank, Jr. Sub. Deb., 144A, 5.250%, 11/16/2167	1,619,782
300,000		Woori Bank, REGS, 5.000%, 6/10/2045	302,337
800,000		Woori Bank, Sub. Note, 144A, 5.875%, 4/13/2021	842,941
1,500,000		Yapi ve Kredi Bankasi A.S., Sr. Unsecd. Note, 144A, 8.250%, 10/15/2024	1,437,573
		TOTAL	108,556,185
		Beverage & Tobacco—0.2%
1,070,000		Central American Bottling Corp., Sr. Unsecd. Note, REGS, 5.750%, 1/31/2027	1,102,100
361,000		Embotelladora Andina S.A., Sr. Unsecd. Note, REGS, 5.000%, 10/1/2023	381,331
		TOTAL	1,483,431
		Broadcast Radio & TV—0.3%
1,800,000		Globo Communicacoes Part, Sr. Unsecd. Note, REGS, 4.875%, 4/11/2022	1,837,818
430,000		Grupo Televisa S.A., Sr. Note, 8.500%, 3/11/2032	559,147
500,000		TV Azteca SA de CV, Sr. Unsecd. Note, 8.250%, 8/9/2024	490,000
		TOTAL	2,886,965
		Building & Development—0.0%
450,000	[1,2]	Odebrecht SA, Company Guarantee, 144A, 7.500%, 12/14/2067	74,250
		Building Materials—0.2%
1,000,000		Cemex, Sab De Cv, 144A, 7.750%, 4/16/2026	1,095,000
800,000		Cemex, Sab De Cv, REGS, 6.125%, 5/5/2025	836,400
240,000		West China Cement Ltd., Sr. Unsecd. Note, 6.500%, 9/11/2019	240,630
		TOTAL	2,172,030
		Business Equipment & Services—0.3%
2,400,000		GNL Quintero SA, Sr. Unsecd. Note, REGS, 4.634%, 7/31/2029	2,488,200
		Cable & Wireless Television—0.2%
1,550,000		Vtr Finance Bv, REGS, 6.875%, 1/15/2024	1,610,062
		Chemicals & Plastics—2.9%
500,000		Alfa S.A., Sr. Unsecd. Note, REGS, 6.875%, 3/25/2044	546,255
1,000,000		Alpek Sa De Cv, Sr. Unsecd. Note, 144A, 5.375%, 8/8/2023	1,054,000
2,200,000		Alpek Sa De Cv, Sr. Unsecd. Note, REGS, 4.500%, 11/20/2022	2,254,780
2,000,000		Braskem Finance Ltd., REGS, 5.750%, 4/15/2021	2,083,020
1,250,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 4.500%, 1/10/2028	1,229,687
2,100,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 3.500%, 7/19/2022	2,102,579
4,200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 7/19/2027	4,209,626
2,500,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.875%, 3/14/2025	2,633,145
800,000		Cydsa SAB de CV, Sr. Unsecd. Note, 144A, 6.250%, 10/4/2027	789,008
550,000		GC Treasury Center Co., Ltd., Sr. Unsecd. Note, REGS, 4.250%, 9/19/2022	563,047
1,000,000		Mexichem SA de CV, 144A, 4.875%, 9/19/2022	1,045,500
1,600,000		Mexichem SA de CV, Sr. Unsecd. Note, 144A, 5.500%, 1/15/2048	1,530,016
1,000,000		Mexichem SA de CV, Sr. Unsecd. Note, REGS, 5.875%, 9/17/2044	1,005,500
900,000		PTT Global Chemical PCL, REGS, 4.250%, 9/19/2022	922,888
2,500,000		Petkim Petrokimya Holding A.S., Sr. Unsecd. Note, 144A, 5.875%, 1/26/2023	2,313,500
1,250,000		SABIC Capital I BV, Sr. Unsecd. Note, 144A, 4.500%, 10/10/2028	1,321,834
2,000,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	2,123,743
		TOTAL	27,728,128
		Conglomerates—0.2%
2,000,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, 144A, 6.950%, 3/14/2026	1,930,186
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Finance—2.5%
$500,000	CIELO S.A./ Cielo USA, Inc., Sr. Unsecd. Note, 144A, 3.750%, 11/16/2022	$492,800
2,000,000	CNRC Capitale Ltd., Sr. Unsecd. Note, 3.900%, 12/2/2167	1,984,684
2,500,000	China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,627,935
1,000,000	Corp Financi De Desarrol, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2025	1,051,010
1,200,000	Corp Financi De Desarrol, Sub. Note, 144A, 5.250%, 7/15/2029	1,254,612
300,000	Credito Real Sab de CV, Sr. Unsecd. Note, 144A, 9.500%, 2/7/2026	324,525
900,000	Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.750%, 9/26/2022	918,900
1,000,000	Gruposura Finance, Sr. Unsecd. Note, 144A, 5.500%, 4/29/2026	1,076,300
4,300,000	Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	4,245,398
2,500,000	ICD Sukuk Co. Ltd., Sr. Unsecd. Note, Series EMTN, 5.000%, 2/1/2027	2,543,050
2,000,000	MAF Global Securities, Jr. Sub. Deb., 6.375%, 9/20/2167	1,880,438
1,300,000	MAF Global Securities, Jr. Sub. Note, 5.500%, 9/7/2167	1,261,523
3,000,000	Ooredoo Intl Finance, Sr. Unsecd. Note, REGS, 3.750%, 6/22/2026	3,012,975
650,000	SURA Asset Management SA, Sr. Unsecd. Note, 144A, 4.375%, 4/11/2027	660,075
	TOTAL	23,334,225
	Financial Intermediaries—0.9%
1,600,000	ADIB Capital Invest 2 Ltd., Jr. Sub. Note, 7.125%, 3/20/2168	1,711,040
1,500,000	Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.250%, 6/3/2021	1,492,493
1,500,000	Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.625%, 11/22/2021	1,502,857
1,500,000	Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 5.000%, 11/19/2025	1,564,396
1,000,000	ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	1,014,125
1,500,000	Ooredoo International Finance Ltd., Sr. Unsecd. Note, REGS, 5.000%, 10/19/2025	1,615,527
	TOTAL	8,900,438
	Food Products—2.1%
850,000	BFF International Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/28/2020	865,946
1,500,000	BFF International Ltd., Sr. Unsecd. Note, REGS, 7.250%, 1/28/2020	1,528,140
2,500,000	ESAL GmbH, Sr. Unsecd. Note, REGS, 6.250%, 2/5/2023	2,546,875
1,300,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	1,340,062
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.700%, 11/10/2047	479,165
4,300,000	Grupo Bimbo S.A.B. de CV, Sub., 144A, 5.950%, 7/17/2167	4,456,606
1,500,000	JBS Investments GmbH, Sr. Unsecd. Note, 144A, 7.250%, 4/3/2024	1,559,775
1,800,000	JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 7.000%, 1/15/2026	1,877,400
1,000,000	JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2029	1,062,500
2,500,000	MHP SA, Sr. Unsecd. Note, REGS, 7.750%, 5/10/2024	2,534,750
500,000	Marfrig Holding Europe BV, Sr. Unsecd. Note, 144A, 7.000%, 3/15/2024	511,155
700,000	Marfrig Holding Europe BV, Sr. Unsecd. Note, REGS, 6.875%, 6/24/2019	703,500
400,000	Minerva Luxembourg SA, Sr. Unsecd. Note, 144A, 6.500%, 9/20/2026	396,800
	TOTAL	19,862,674
	Food Services—0.2%
1,900,000	MARB BondCo PLC, Sr. Unsecd. Note, 144A, 6.875%, 1/19/2025	1,900,237
	Forest Products—0.6%
1,000,000	Celulosa Arauco y Constitucion S.A., Sr. Unsecd. Note, 5.500%, 11/2/2047	1,012,700
300,000	Inversiones CMPC SA, Sr. Unsecd. Note, 144A, 4.500%, 4/25/2022	307,875
400,000	Klabin Finance SA, Sr. Unsecd. Note, 144A, 4.875%, 9/19/2027	390,904
3,400,000	Suzano Austria GmbH, Sr. Unsecd. Note, 144A, 7.000%, 3/16/2047	3,785,934
	TOTAL	5,497,413
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Hotels, Motels, Inns & Casinos—0.0%
$300,000		Grupo Posadas SA de C.V., Sr. Secd. Note, REGS, 7.875%, 6/30/2022	$297,753
		Industrial Products & Equipment—0.2%
400,000	[3]	BOC Aviation Ltd., Sr. Unsecd. Note, 144A, 3.625% (3-month USLIBOR +1.050%), 5/2/2021	402,352
1,000,000		Cemex Finance LLC, REGS, 6.000%, 4/1/2024	1,032,900
497,000		Grupo Kuo SAB DE CV, Sr. Unsecd. Note, 144A, 5.750%, 7/7/2027	478,989
		TOTAL	1,914,241
		Insurance—0.2%
2,400,000		Kyobo Life Insurance Co. Ltd., Sub., REGS, 3.950%, 7/24/2047	2,390,363
		Metals & Mining—4.9%
1,400,000		Abja Investment Co., 5.950%, 7/31/2024	1,432,753
1,100,000		Alrosa Finance SA, Sr. Unsecd. Note, 144A, 4.650%, 4/9/2024	1,111,154
1,200,000		CSN Resources SA, Sr. Unsecd. Note, 144A, 7.625%, 2/13/2023	1,227,000
1,200,000		CSN Resources SA, Sr. Unsecd. Note, 144A, 7.625%, 4/17/2026	1,202,880
1,000,000		Chinalco Capital Holdings Ltd., Sr. Unsecd. Note, 4.000%, 8/25/2021	996,245
1,000,000		Cia Brasileira de Alumin, Sr. Unsecd. Note, 144A, 4.750%, 6/17/2024	1,040,000
1,000,000		Cia Brasileira de Alumin, Sr. Unsecd. Note, REGS, 6.750%, 4/5/2021	1,057,500
950,000		Codelco, Inc., Sr. Unsecd. Note, 144A, 4.250%, 7/17/2042	949,163
1,000,000		Codelco, Inc., Sr. Unsecd. Note, 144A, 4.875%, 11/4/2044	1,087,977
2,500,000		Evraz Group SA, Sr. Unsecd. Note, 8.250%, 1/28/2021	2,681,250
1,500,000		Evraz Group SA, Sr. Unsecd. Note, REGS, 5.375%, 3/20/2023	1,538,700
2,800,000		Evraz PLC, Sr. Unsecd. Note, 144A, 5.250%, 4/2/2024	2,839,984
1,100,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, 144A, 7.250%, 4/16/2044	1,254,000
800,000		Gerdau Trade, Inc., Sr. Unsecd. Note, 144A, 4.875%, 10/24/2027	818,208
400,000		JSW Steel Ltd., Sr. Unsecd. Note, 4.750%, 11/12/2019	400,800
700,000		JSW Steel Ltd., Sr. Unsecd. Note, 5.250%, 4/13/2022	704,768
2,610,000		Metinvest BV, Sr. Unsecd. Note, REGS, 7.750%, 4/23/2023	2,564,098
2,500,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	2,523,787
1,000,000		POSCO, Sr. Unsecd. Note, 144A, 4.000%, 8/1/2023	1,030,043
1,300,000		PT Indonesia Asahan Aluminium Tbk, Sr. Unsecd. Note, 144A, 5.230%, 11/15/2021	1,353,897
1,300,000		PT Indonesia Asahan Aluminium Tbk, Sr. Unsecd. Note, 144A, 5.710%, 11/15/2023	1,396,225
2,200,000		PT Indonesia Asahan Aluminium Tbk, Sr. Unsecd. Note, 144A, 6.530%, 11/15/2028	2,503,736
1,500,000		Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, REGS, 3.850%, 8/27/2021	1,506,289
4,500,000		Southern Copper Corp., Sr. Unsecd. Note, 5.250%, 11/8/2042	4,692,925
1,000,000		VM Holding S.A., Sr. Unsecd. Note, 144A, 5.375%, 5/4/2027	1,042,750
300,000		Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 6/10/2021	314,250
2,526,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.250%, 8/10/2026	2,771,022
1,700,000		Vedanta Resources PLC, REGS, 8.250%, 6/7/2021	1,759,840
500,000		Vedanta Resources PLC, Sr. Unsecd. Note, 144A, 6.125%, 8/9/2024	453,222
1,400,000		Volcan Compania Minera S.A.A., 144A, 5.375%, 2/2/2022	1,449,000
		TOTAL	45,703,466
		Oil & Gas—13.7%
617,000		AI Candelaria Spain SLU, Sr. Secd. Note, 144A, 7.500%, 12/15/2028	660,190
700,000		Abu Dhabi Crude Oil Pipeline, 144A, 4.600%, 11/2/2047	740,250
800,000		Bprl, Int. Singa, Sr. Unsecd. Note, Series EMTN, 4.375%, 1/18/2027	808,743
3,000,000		CNOOC Finance 2013 Ltd., 4.250%, 5/9/2043	3,058,308
6,000,000		CNOOC Finance 2014 ULC, 4.250%, 4/30/2024	6,257,376
1,100,000		CNOOC Finance 2015 U.S.A. LLC, Sr. Unsecd. Note, 3.750%, 5/2/2023	1,120,851
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$1,250,000	CNOOC Finance 2015 U.S.A. LLC, Sr. Unsecd. Note, 4.375%, 5/2/2028	$1,325,726
1,000,000	Cosan Ltd., Sr. Unsecd. Note, 144A, 5.950%, 9/20/2024	1,028,250
1,883,000	Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 9/18/2023	2,056,424
1,200,000	Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	1,246,980
2,000,000	Empresa Nacional del Petroleo, Sr. Unsecd. Note, 144A, 4.375%, 10/30/2024	2,060,881
1,150,000	Empresa Nacional del Petroleo, Sr. Unsecd. Note, 144A, 5.250%, 11/6/2029	1,251,171
1,000,000	Equate Petrochemical BV, Sr. Unsecd. Note, REGS, 4.250%, 11/3/2026	1,022,355
1,000,000	Gaz Capital SA, Sr. Unsecd. Note, REGS, 4.950%, 2/6/2028	1,017,965
1,000,000	Gazprom Via Gaz Capital SA, Sr. Unsecd. Note, REGS, 4.950%, 3/23/2027	1,018,388
1,350,000	Geopark Ltd., 144A, 6.500%, 9/21/2024	1,370,250
700,000	Gran Tierra Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2025	674,625
2,300,000	Hunt Oil Co. of Peru, Sr. Unsecd. Note, 144A, 6.375%, 6/1/2028	2,518,500
1,100,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, 144A, 4.750%, 4/19/2027	1,141,087
1,000,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, 144A, 5.375%, 4/24/2030	1,066,518
1,100,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, REGS, 4.750%, 4/19/2027	1,141,087
4,500,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, REGS, 5.750%, 4/19/2047	4,722,219
1,400,000	Koc Holding A.S., Sr. Unsecd. Note, 144A, 6.500%, 3/11/2025	1,356,901
1,800,000	Korea National Oil Corp., Sr. Unsecd. Note, REGS, 2.500%, 10/24/2026	1,696,774
1,500,000	Lukoil International Finance BV, REGS, 4.563%, 4/24/2023	1,544,754
1,400,000	Medco Platinum Road Pte. Ltd., 144A, 6.750%, 1/30/2025	1,371,258
2,163,000	ONGC Videsh Ltd., 3.750%, 5/7/2023	2,173,581
287,500	Odebrecht Drill VIII/IX, 144A, 6.350%, 12/1/2021	285,344
3,300,000	Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	3,597,000
1,300,000	PTTEP Treasury Center Co. Ltd., Jr. Sub. Deb., REGS, 4.600%, 1/17/2168	1,300,530
1,026,000	PTTEP Treasury Center Co. Ltd., Jr. Sub. Note, REGS, 4.875%, 12/18/2067	1,021,404
1,150,000	Pertamina Persero PT, Sr. Unsecd. Note, 144A, 6.500%, 11/7/2048	1,343,167
1,950,000	Pertamina Persero PT, Sr. Unsecd. Note, REGS, 5.625%, 5/20/2043	2,032,284
1,700,000	Pertamina PT, 144A, 4.300%, 5/20/2023	1,748,399
351,000	Pertamina PT, Note, REGS, 5.250%, 5/23/2021	364,068
500,000	Perusahaan Gas Negara PT, Sr. Unsecd. Note, REGS, 5.125%, 5/16/2024	525,345
7,750,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 5.750%, 2/1/2029	7,788,750
1,900,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.250%, 3/17/2024	2,050,480
1,800,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	1,804,482
3,300,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 7.375%, 1/17/2027	3,682,800
521,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 8.375%, 5/23/2021	574,272
4,655,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.999%, 1/27/2028	4,774,633
1,500,000	Petroleos Mexicanos, Company Guarantee, 5.500%, 1/21/2021	1,531,875
3,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	3,035,400
2,675,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	2,716,195
850,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	784,975
3,410,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 8/4/2026	3,557,994
3,770,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	3,539,276
5,870,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	5,224,300
3,890,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	3,893,696
431,958	Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	417,272
500,000	Puma International Financing SA, Sr. Unsecd. Note, 144A, 5.125%, 10/6/2024	454,360
300,000	Raizen Fuels Finance SA, Sr. Unsecd. Note, 144A, 5.300%, 1/20/2027	308,100
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$1,000,000	Reliance Holding USA, Inc., Sr. Unsecd. Note, 144A, 5.400%, 2/14/2022	$1,052,947
3,000,000	Reliance Industries Ltd., Sr. Unsecd. Note, 144A, 3.667%, 11/30/2027	2,959,006
2,900,000	Rosneft Oil Co., 144A, 4.199%, 3/6/2022	2,917,850
2,000,000	SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 9.250%, 4/1/2023	2,090,000
600,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.250%, 4/16/2039	586,702
500,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	488,629
1,400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	1,391,839
1,500,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, REGS, 4.100%, 4/28/2045	1,494,848
2,100,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	2,108,240
3,000,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 4/12/2047	3,063,522
1,000,000	Southern Gas Corridor CJSC, Unsecd. Note, 144A, 6.875%, 3/24/2026	1,131,391
1,700,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, 144A, 5.375%, 11/20/2048	1,939,989
900,000	Transport de Gas Peru, 144A, 4.250%, 4/30/2028	921,375
300,000	Transprtdra De Gas Intl, Sr. Unsecd. Note, 144A, 5.550%, 11/1/2028	328,125
2,000,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	2,045,000
700,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 10/6/2026	718,291
	TOTAL	129,045,567
	Paper Products—0.2%
1,500,000	Fibria Overseas Finance, Sr. Unsecd. Note, 4.000%, 1/14/2025	1,486,875
400,000	Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 7.000%, 4/3/2049	400,480
	TOTAL	1,887,355
	Pharmaceuticals—0.8%
2,700,000	Inretail Pharma SA, Sr. Unsecd. Note, 144A, 5.375%, 5/2/2023	2,828,250
2,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.800%, 7/21/2023	1,820,685
3,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	2,518,988
	TOTAL	7,167,923
	Rail Industry—0.1%
200,000	Georgian Railway JSC, Sr. Unsecd. Note, REGS, 7.750%, 7/11/2022	215,146
605,488	Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	623,653
	TOTAL	838,799
	Real Estate—4.1%
1,500,000	China Evergrande Group, Sec. Fac. Bond, 6.250%, 6/28/2021	1,430,030
3,575,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	3,524,871
5,300,000	China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	5,395,771
4,300,000	Country Garden Holdings Co., 4.750%, 1/17/2023	4,187,207
2,000,000	Country Garden Holdings Co., Sr. Unsecd. Note, 7.500%, 3/9/2020	2,041,078
1,200,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.500%, 5/28/2019	1,203,936
1,200,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	1,148,636
1,000,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 4/10/2022	982,740
3,400,000	Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.635%, 9/15/2026	3,241,920
2,500,000	Franshion Brilliant Ltd., Sr. Unsecd. Note, 3.600%, 3/3/2022	2,495,043
2,500,000	Franshion Brilliant Ltd., Sub. Note, 5.750%, 7/17/2067	2,400,008
2,200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	2,203,007
5,000,000	Longfor Properties, Sr. Unsecd. Note, 4.500%, 1/16/2028	4,932,615
2,100,000	Shimao Property Holdings Ltd., Sr. Unsecd. Note, 4.750%, 7/3/2022	2,103,776
1,511,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	1,531,125
	TOTAL	38,821,763
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Retailers—1.2%
$2,000,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, REGS, 8.750%, 10/30/2022	$2,081,500
1,100,000	Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, REGS, 4.625%, 5/21/2023	1,035,430
3,700,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	3,638,880
400,000	SM Investments Corp., Sr. Unsecd. Note, 4.250%, 10/17/2019	401,251
2,700,000	Saci Falabella, REGS, 3.750%, 4/30/2023	2,722,090
1,300,000	Saci Falabella, Sr. Unsecd. Note, 144A, 3.750%, 4/30/2023	1,310,636
	TOTAL	11,189,787
	Sovereign—0.1%
500,000	Kazakhstan Temir Zholy, Sr. Unsecd. Note, REGS, 6.950%, 7/10/2042	591,344
	State/Provincial—0.2%
702,000	Brazil Minas SPE, 144A, 5.333%, 2/15/2028	728,325
268,000	Buenos Aires, City of, Sr. Unsecd. Note, 144A, 8.950%, 2/19/2021	257,618
1,400,000	Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 7.875%, 6/15/2027	931,000
	TOTAL	1,916,943
	Technology Services—2.0%
2,300,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	2,266,271
2,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	2,045,296
4,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	3,941,065
2,600,000	Baidu, Inc., Sr. Unsecd. Note, 3.625%, 7/6/2027	2,554,282
1,500,000	Baidu, Inc., Sr. Unsecd. Note, 3.875%, 9/29/2023	1,530,309
2,000,000	Baidu, Inc., Sr. Unsecd. Note, 4.375%, 3/29/2028	2,059,390
1,300,000	Tencent Holdings Ltd., 144A, 3.975%, 4/11/2029	1,312,131
500,000	Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	493,128
2,500,000	Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.800%, 2/11/2025	2,550,179
	TOTAL	18,752,051
	Telecommunications & Cellular—2.4%
500,000	America Movil S.A.B. de C.V., 3.125%, 7/16/2022	503,386
MXN 84,500,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.000%, 6/9/2019	4,435,083
$500,000	Axtel SAB de CV, 144A, 6.375%, 11/14/2024	505,625
1,500,000	Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, REGS, 5.375%, 9/27/2022	1,528,140
1,500,000	Comcel Trust, REGS, 6.875%, 2/6/2024	1,557,188
257,000	Digicel Group One Ltd., 144A, 8.250%, 12/30/2022	171,162
243,000	Digicel Group Two Ltd., Sr. Unsecd. Note, 144A, 8.250%, 9/30/2022	95,985
500,000	Digicel Ltd., Sr. Unsecd. Note, REGS, 6.750%, 3/1/2023	356,600
1,000,000	GTH Finance B.V., Sr. Unsecd. Note, REGS, 7.250%, 4/26/2023	1,085,592
1,500,000	HTA Group Ltd., Sr. Unsecd. Note, 144A, 9.125%, 3/8/2022	1,570,857
700,000	IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 9.500%, 10/27/2021	728,029
800,000	Liquid Telecommunications Financing PLC, Sec. Fac. Bond, 144A, 8.500%, 7/13/2022	811,540
650,000	Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	671,125
700,000	Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2026	750,750
1,800,000	Oztel Holdings SPC Ltd., Sec. Fac. Bond, 144A, 6.625%, 4/24/2028	1,762,020
1,000,000	Oztel Holdings SPC Ltd., Sec. Fac. Bond, REGS, 6.625%, 4/24/2028	978,900
900,000	Telfon Celuar Del Paraguay, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2027	929,250
2,000,000	Veon Holdings BV, Sr. Unsecd. Note, REGS, 3.950%, 6/16/2021	1,999,200
2,000,000	Veon Holdings BV, Sr. Unsecd. Note, REGS, 5.950%, 2/13/2023	2,090,840
	TOTAL	22,531,272
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Transportation—0.9%
$1,000,000	CAR, Inc., Sr. Unsecd. Note, REGS, 6.125%, 2/4/2020	$999,680
1,700,000	DP World Crescent Ltd, Sr. Unsecd. Note, 144A, 4.848%, 9/26/2028	1,783,570
3,000,000	DP World Ltd., Sr. Unsecd. Note, REGS, 5.625%, 9/25/2048	3,175,950
1,050,000	Empresa De Transporte ME, Sr. Unsecd. Note, 144A, 5.000%, 1/25/2047	1,122,198
1,000,000	Lima Metro Line 2 Finance Ltd., 144A, 5.875%, 7/5/2034	1,068,725
	TOTAL	8,150,123
	Utilities—4.8%
1,000,000	ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	1,037,964
2,000,000	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, 144A, 4.875%, 4/23/2030	2,138,750
1,000,000	Azure Power Energy Ltd., 144A, 5.500%, 11/3/2022	992,955
700,000	Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, REGS, 6.875%, 7/30/2019	706,125
2,151,000	China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.000%, 5/7/2020	2,160,034
1,400,000	Colbun SA, Sr. Unsecd. Note, 144A, 3.950%, 10/11/2027	1,384,565
1,000,000	Colbun SA, Sr. Unsecd. Note, REGS, 4.500%, 7/10/2024	1,030,354
300,000	Consorcio Transmantaro S.A., Sr. Unsecd. Note, 144A, 4.700%, 4/16/2034	307,125
515,000	Enersis Americas SA, Sr. Unsecd. Note, 4.000%, 10/25/2026	512,554
1,700,000	Eskom Holdings Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	1,769,969
1,400,000	Eskom Holdings Ltd., Sr. Unsecd. Note, REGS, 5.750%, 1/26/2021	1,391,006
2,000,000	Eskom Holdings Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	2,028,088
1,600,000	Hrvatska Elektroprivreda, Sr. Unsecd. Note, 144A, 5.875%, 10/23/2022	1,721,114
1,000,000	Indo Energy Finance II, REGS, 6.375%, 1/24/2023	1,001,334
1,400,000	Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	1,408,414
850,000	Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	684,250
1,400,000	Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	1,416,450
1,700,000	Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.125%, 4/4/2026	1,707,990
250,000	LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	270,531
1,050,000	Minejesa Capital BV, Sec. Fac. Bond, 144A, 4.625%, 8/10/2030	1,020,771
1,050,000	Minejesa Capital BV, Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,042,648
3,500,000	NTPC Ltd., Sr. Unsecd. Note, Series EMTN, 4.500%, 3/19/2028	3,572,191
250,000	Neerg Energy Ltd., Sr. Secd. Note, 144A, 6.000%, 2/13/2022	247,831
1,900,000	OMGRID Funding Ltd., Sr. Unsecd. Note, 144A, 5.196%, 5/16/2027	1,741,112
3,500,000	Perusahaan Listrik Negara PT, Sr. Unsecd. Note, 144A, 4.125%, 5/15/2027	3,454,674
500,000	SK E&S Co. Ltd., Sub. Note, REGS, 4.875%, 5/26/2167	498,750
2,000,000	Saudi Electricity Global Sukuk Co. 4, Sr. Unsecd. Note, 4.723%, 9/27/2028	2,125,160
3,000,000	State Grid Overseas Investment 2016 Ltd., 144A, 3.500%, 5/4/2027	2,994,437
2,400,000	State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	2,535,844
1,000,000	TNB Global Ventures Capital Bhd, Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026	963,473
300,000	Termocandelaria Power, Sr. Unsecd. Note, 144A, 7.875%, 1/30/2029	318,378
800,000	Yingde Gases Investment Ltd., 144A, 6.250%, 1/19/2023	808,900
	TOTAL	44,993,741
	TOTAL CORPORATE BONDS (IDENTIFIED COST $549,958,555)	562,065,813
	FOREIGN GOVERNMENTS/AGENCIES—34.3%
	Banking—0.0%
500,000	Banque Centrale de Tunisia International Bond, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	456,210
	Corporate—0.1%
1,000,000	1MDB Global Investments Ltd., Sr. Unsecd. Note, REGS, 4.400%, 3/9/2023	938,631
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—34.2%
1,000,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.250%, 5/9/2028	$1,045,534
125,000	Angola, Government of, Sr. Unsecd. Note, 7.000%, 8/17/2019	125,329
3,600,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.375%, 5/8/2048	3,863,045
280,408	Argentina, Government of, Note, Series NY, 8.280%, 12/31/2033	207,785
1,430,000	Argentina, Government of, Sr. Unsecd. Note, 5.625%, 1/26/2022	1,118,260
6,200,000	Argentina, Government of, Sr. Unsecd. Note, 5.875%, 1/11/2028	4,287,362
5,250,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 4/22/2021	4,420,500
4,905,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/26/2027	3,539,006
6,080,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/11/2048	4,031,101
2,125,000	Argentina, Government of, Sr. Unsecd. Note, 7.125%, 6/28/2117	1,418,437
2,600,000	Argentina, Government of, Sr. Unsecd. Note, 7.500%, 4/22/2026	1,953,250
2,500,000	Argentina, Government of, Sr. Unsecd. Note, 8.000%, 10/8/2020	2,225,000
3,800,000	Argentina, Government of, Sr. Unsecd. Note, Series NY, 3.750%, 12/31/2038	1,989,338
2,600,000	Argentina, Government of, Unsecd. Note, 8.750%, 5/7/2024	2,271,126
450,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.950%, 11/20/2029	495,562
3,000,000	Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.000%, 10/12/2028	3,240,000
3,800,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	4,028,000
2,300,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	2,475,375
1,000,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	1,080,000
2,000,000	Bolivia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 3/20/2028	1,867,600
BRL 14,000,000	Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	3,899,574
$3,850,000	Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	3,773,000
6,300,000	Brazil, Government of, Sr. Unsecd. Note, 4.625%, 1/13/2028	6,322,050
1,000,000	Brazil, Government of, Sr. Unsecd. Note, 5.000%, 1/27/2045	908,750
4,100,000	Brazil, Government of, Unsecd. Note, 4.500%, 5/30/2029	3,993,400
800,000	Cameroon, Government of, Sr. Unsecd. Note, 144A, 9.500%, 11/19/2025	857,645
1,000,000	Chile, Government of, Sr. Unsecd. Note, 3.860%, 6/21/2047	1,004,010
1,500,000	Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	1,521,330
1,256,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	1,325,080
7,000,000	Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	7,325,570
COP 14,500,000,000	Colombia, Government of, Sr. Unsecd. Note, Series B, 6.000%, 4/28/2028	4,312,360
$2,100,000	Costa Rica, Government of, 144A, 5.625%, 4/30/2043	1,774,500
500,000	Costa Rica, Government of, Sr. Unsecd. Note, REGS, 7.158%, 3/12/2045	486,250
1,500,000	Croatia, Government of, REGS, 6.000%, 1/26/2024	1,678,842
2,200,000	Dominican Republic, Government of, 144A, 5.875%, 4/18/2024	2,293,500
400,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.500%, 1/27/2025	413,000
1,400,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	1,475,250
525,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 7/19/2028	553,219
1,200,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.850%, 1/27/2045	1,285,500
2,000,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	2,262,500
3,300,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.500%, 5/6/2021	3,412,233
1,000,000	Dubai, Government of, Series EMTN, 5.250%, 1/30/2043	1,057,540
2,800,000	Ecuador, Government of, 144A, 7.950%, 6/20/2024	2,838,500
1,100,000	Ecuador, Government of, Sr. Unsecd. Note, 144A, 7.875%, 1/23/2028	1,060,125
1,200,000	Ecuador, Government of, Sr. Unsecd. Note, 144A, 8.875%, 10/23/2027	1,221,000
1,000,000	Ecuador, Government of, Sr. Unsecd. Note, 144A, 9.650%, 12/13/2026	1,065,000
1,525,000	Ecuador, Government of, Sr. Unsecd. Note, 144A, 10.750%, 1/31/2029	1,700,375
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$500,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 10.500%, 3/24/2020	$522,500
EGP 73,000,000	[4]	Egypt Treasury Bill, Unsecd. Deb., Series 273D, 19.930%, 6/18/2019	4,164,133
EUR 1,500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	1,656,324
1,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	1,007,700
2,800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	2,885,047
4,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	3,861,120
EGP 68,200,000	[4]	Egypt, Government of, Unsecd. Note, Series 364D, 19.270%, 6/25/2019	3,877,538
$3,800,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	3,933,000
1,300,000		Ethiopia, Government of, Sr. Unsecd. Note, REGS, 6.625%, 12/11/2024	1,334,008
1,200,000		Gabon, Government of, REGS, 6.375%, 12/12/2024	1,155,096
500,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 7.875%, 3/26/2027	507,500
1,000,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 8.950%, 3/26/2051	989,000
1,500,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	1,846,320
2,000,000		Ghana, Government of, Unsecd. Note, REGS, 8.125%, 1/18/2026	2,066,000
300,000		Guatemala, Government of, REGS, 4.875%, 2/13/2028	302,625
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.375%, 6/5/2027	979,600
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.750%, 6/6/2022	1,048,750
700,000		Honduras, Government of, REGS, 8.750%, 12/16/2020	745,500
500,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/15/2024	545,000
250,000		Hungary, Government of, 6.375%, 3/29/2021	265,880
2,800,000		Indonesia, Government of, Sr. Unsecd. Note, 144A, 4.750%, 7/18/2047	2,859,189
1,800,000		Indonesia, Government of, Sr. Unsecd. Note, 4.100%, 4/24/2028	1,839,589
1,950,000		Indonesia, Government of, Sr. Unsecd. Note, 4.450%, 2/11/2024	2,042,350
1,200,000		Indonesia, Government of, Sr. Unsecd. Note, 4.750%, 2/11/2029	1,285,492
6,300,000		Indonesia, Government of, Sr. Unsecd. Note, 5.350%, 2/11/2049	7,035,475
5,450,000		Indonesia, Government of, Sr. Unsecd. Note, REGS, 4.750%, 1/8/2026	5,804,135
2,000,000		Indonesia, Government of, Sr. Unsecd. Note, REGS, 5.125%, 1/15/2045	2,146,014
2,800,000		Indonesia, Government of, Sr. Unsecd. Note, REGS, 5.250%, 1/17/2042	3,039,725
3,400,000		Indonesia, Government of, Unsecd. Note, 144A, 4.350%, 9/10/2024	3,520,700
3,000,000		Iraq, Government of, Sr. Unsecd. Note, REGS, 6.752%, 3/9/2023	3,045,780
1,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	910,400
2,313,180		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	2,179,016
5,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	4,856,950
1,250,000		Jamaica, Government of, Sr. Unsecd. Note, 6.750%, 4/28/2028	1,398,437
1,450,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	1,409,307
100,000		Kazakhstan, Government of, REGS, 4.875%, 10/14/2044	107,282
2,000,000		Kenya, Government of, REGS, 6.875%, 6/24/2024	2,040,000
2,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	1,982,900
700,000		Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 10/4/2022	616,000
1,000,000		Lebanon, Government of, Sr. Unsecd. Note, 6.850%, 3/23/2027	823,420
2,100,000		Mexico, Government of, 3.750%, 1/11/2028	2,061,570
400,000		Mexico, Government of, 4.000%, 10/2/2023	411,000
4,000,000		Mexico, Government of, 4.125%, 1/21/2026	4,068,000
MXN 37,000,000		Mexico, Government of, Series M, 6.500%, 6/10/2021	1,895,265
1,500,000		Mexico, Government of, Series MTN, 4.750%, 3/8/2044	1,473,750
5,400,000		Mexico, Government of, Sr. Secd. Note, 4.350%, 1/15/2047	5,028,750
4,200,000		Mexico, Government of, Sr. Unsecd. Note, 3.600%, 1/30/2025	4,195,800
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
3,000,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	$3,096,000
2,000,000	Mexico, Government of, Sr. Unsecd. Note, 4.600%, 1/23/2046	1,926,000
500,000	Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.747%, 1/21/2031	549,520
4,500,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 9.248%, 1/21/2049	4,899,060
2,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	1,900,372
600,000	Oman, Government of, Sr. Unsecd. Note, 144A, 6.500%, 3/8/2047	535,500
1,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	906,180
900,000	Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	891,695
500,000	Pakistan, Government of, Sr. Unsecd. Note, REGS, 6.750%, 12/3/2019	504,500
1,000,000	Pakistan, Government of, Unsecd. Note, 144A, 6.750%, 12/3/2019	1,009,000
1,300,000	Panama, Government of, Sr. Unsecd. Note, 3.750%, 3/16/2025	1,337,063
1,000,000	Panama, Government of, Sr. Unsecd. Note, 3.750%, 4/17/2026	1,002,500
2,200,000	Panama, Government of, Sr. Unsecd. Note, 4.300%, 4/29/2053	2,230,250
300,000	Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	321,750
400,000	Paraguay, Government of, 144A, 4.625%, 1/25/2023	413,892
300,000	Paraguay, Government of, 144A, 5.400%, 3/30/2050	313,800
3,650,000	Paraguay, Government of, 144A, 6.100%, 8/11/2044	4,108,403
PEN 15,700,000	Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	4,999,157
$600,000	Poland, Government of, Sr. Unsecd. Note, 3.250%, 4/6/2026	612,000
3,855,000	Qatar, Government of, Sr. Unsecd. Note, 144A, 4.817%, 3/14/2049	4,139,306
6,500,000	Qatar, Government of, Sr. Unsecd. Note, 144A, 5.103%, 4/23/2048	7,255,625
300,000	Romania, Government of, REGS, 4.375%, 8/22/2023	311,672
2,200,000	Russia, Government of, Sr. Unsecd. Note, 144A, 5.250%, 6/23/2047	2,279,750
600,000	Russia, Government of, Sr. Unsecd. Note, REGS, 4.250%, 6/23/2027	603,510
2,600,000	Russia, Government of, Sr. Unsecd. Note, REGS, 4.750%, 5/27/2026	2,700,688
1,000,000	Russia, Government of, Sr. Unsecd. Note, REGS, 5.250%, 6/23/2047	1,036,250
1,200,000	Russian Federation, Sr. Unsecd. Note, 144A, 5.100%, 3/28/2035	1,241,986
1,000,000	Russian Federation, Sr. Unsecd. Note, REGS, 4.375%, 3/21/2029	1,005,300
2,000,000	Saudi Arabia, Government of, 144A, 5.250%, 1/16/2050	2,170,208
600,000	Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/17/2025	621,000
3,660,000	Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.375%, 4/16/2029	3,839,011
2,000,000	Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.250%, 10/26/2026	1,962,788
3,200,000	Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.625%, 3/4/2028	3,201,984
3,500,000	Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 4.625%, 10/4/2047	3,517,010
1,500,000	Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 5.000%, 4/17/2049	1,585,122
200,000	Senegal, Government of, Unsecd. Note, 144A, 6.250%, 5/23/2033	192,541
300,000	Serbia, Government of, REGS, 7.250%, 9/28/2021	326,190
500,000	South Africa, Government of, Sr. Unsecd. Note, 5.650%, 9/27/2047	468,502
600,000	Sri Lanka, Government of, REGS, 6.850%, 11/3/2025	599,264
1,000,000	Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 5.750%, 4/18/2023	980,755
1,575,000	Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 7.850%, 3/14/2029	1,619,572
3,400,000	Turkey, Government of, 3.250%, 3/23/2023	2,976,652
1,000,000	Turkey, Government of, 5.125%, 2/17/2028	845,360
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	1,662,680
1,000,000	Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	735,000
1,200,000	Turkey, Government of, Sr. Unsecd. Note, 5.125%, 3/25/2022	1,144,704
400,000	Turkey, Government of, Sr. Unsecd. Note, 5.625%, 3/30/2021	394,189
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
4,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	$3,291,750
4,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	3,600,400
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	2,688,390
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 8.000%, 2/14/2034	1,001,300
TRY 6,750,000		Turkey, Government of, Unsecd. Note, 8.500%, 7/10/2019	1,099,566
$2,800,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2023	2,702,560
1,412,000		Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 9/1/2019	1,416,942
700,000		Ukraine, Government of, Unsecd. Note, REGS, 7.750%, 9/1/2019	702,450
1,505,000	[2]	Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 0.00%, 5/31/2040	959,197
2,000,000		Uruguay, Government of, 4.375%, 10/27/2027	2,085,000
6,950,000		Uruguay, Government of, Sr. Unsecd. Note, 4.975%, 4/20/2055	7,158,500
1,400,000		Uruguay, Government of, Sr. Unsecd. Note, 5.100%, 6/18/2050	1,470,000
450,000		Uzbekistan, Government of, Unsecd. Note, 144A, 4.750%, 2/20/2024	456,282
4,653,000		Venezuela, Government of, 7.000%, 3/31/2038	1,279,575
6,920,000		Venezuela, Government of, 8.250%, 10/13/2024	2,006,800
2,000,000		Venezuela, Government of, 9.250%, 5/7/2028	575,000
		TOTAL	320,737,623
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $321,805,334)	322,132,464
		U.S. TREASURY—0.1%
500,000		United States Treasury Note, 1.000%, 11/15/2019 (IDENTIFIED COST $491,289)	496,133
		EXCHANGE-TRADED FUND—3.3%
284,000		iShares JP Morgan USD Emerging Markets Bond Fund (IDENTIFIED COST $31,089,244)	31,183,200
		PURCHASED CALL OPTION—0.0%
22,286,000		JPMorgan Chase Bank EUR CALL/USD PUT, Notional Amount $22,286,000, Exercise Price $1.11, Expiration Date 5/9/2019 (IDENTIFIED COST $102,293)	191,125
		INVESTMENT COMPANY—1.2%
11,852,818		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.52%[5] (IDENTIFIED COST $11,855,188)	11,855,188
		TOTAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $915,301,903)[6]	927,923,923
		OTHER ASSETS AND LIABILITIES - NET—1.3%[7]	11,829,545
		TOTAL NET ASSETS—100%	$939,753,468
At April 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[2]United States Treasury Note 10-Year Short Futures	500	$61,835,938	June 2019	$(8,983)
Semi-Annual Shareholder Report

At April 30, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
5/2/2019	Citibank N.A.	49,500,000 MXN	$2,541,427	$69,642
5/2/2019	Citibank N.A.	37,330,000 ZAR	$2,532,139	$77,438
5/3/2019	Citibank N.A.	10,065,000 BRL	$2,532,458	$34,424
5/6/2019	Credit Agricole CIB	13,250,000 EUR	$15,057,764	$(192,639)
6/19/2019	BNP Paribas SA	6,800,000,000 COP	$2,170,111	$(71,912)
7/30/2019	Barclays Bank PLC Wholesale	2,000,000 AUD	$1,455,300	$(42,348)
7/30/2019	Credit Agricole CIB	2,000,000 CAD	$1,528,433	$(32,255)
7/30/2019	BNP Paribas SA	28,700,000 MXN	$1,461,888	$30,754
7/30/2019	Morgan Stanley	12,700,000 NOK	$1,518,468	$(41,504)
7/30/2019	Barclays Bank PLC Wholesale	2,200,000 NZD	$1,527,988	$(56,124)
Contracts Sold:
5/2/2019	Citibank N.A.	49,500,000 MXN	$2,595,949	$(15,120)
5/2/2019	Bank of America N.A.	37,330,000 ZAR	$2,633,665	$24,088
5/3/2019	Citibank N.A.	10,065,000 BRL	$2,603,668	$36,786
5/6/2019	BNP Paribas SA	13,250,000 EUR	$14,990,745	$125,620
5/13/2019	JPMorgan Chase	5,000,000 EUR	$5,581,000	$(31,900)
5/13/2019	Credit Agricole CIB	5,000,000 EUR	$5,588,990	$(23,910)
5/13/2019	JPMorgan Chase	10,000,000 EUR	$11,213,790	$(12,010)
7/30/2019	BNP Paribas SA	28,700,000 MXN	$1,485,261	$(7,380)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(128,350)
At April 30, 2019, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 4/30/2019[8]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Citigroup, Inc.	Republic of Brazil	Buy	1.00%	6/20/2024	1.74%	$5,800,000	$196,372	$203,732	$(7,360)
Goldman Sachs and Co.	Republic of Colombia	Buy	1.00%	6/20/2024	0.98%	$1,900,000	$(1,826)	$18,744	$(20,570)
Bank of America N.A.	Republic of Indonesia	Buy	1.00%	6/20/2024	0.95%	$1,300,000	$(3,061)	$4,854	$(7,915)
Goldman Sachs and Co.	Republic of Indonesia	Buy	1.00%	6/20/2024	0.95%	$2,500,000	$(5,886)	$9,335	$(15,221)
Goldman Sachs and Co.	Republic of South Africa	Buy	1.00%	6/20/2024	1.90%	$5,000,000	$203,078	$212,151	$(9,073)
Bank of America N.A.	Republic of the Philippines	Buy	1.00%	6/20/2024	0.50%	$2,000,000	$(47,825)	$(34,045)	$(13,780)
Goldman Sachs and Co.	Russian Federation	Buy	1.00%	6/20/2024	1.26%	$5,800,000	$69,412	$102,454	$(33,042)
TOTAL CREDIT DEFAULT SWAPS							$410,264	$517,225	$(106,961)
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts and the value of Swap Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2018	13,480,436
Purchases/Additions	345,514,407
Sales/Reductions	(347,142,025)
Balance of Shares Held 4/30/2019	11,852,818
Value	$11,855,188
Change in Unrealized Appreciation/Depreciation	$567
Net Realized Gain/(Loss)	$3,689
Dividend Income	$127,501
1	Issuer in default.
2	Non-income-producing security.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Discount rate at time of purchase.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $ 915,301,903.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$562,065,813	$—	$562,065,813
Foreign Governments/Agencies	—	322,132,464	—	322,132,464
U.S. Treasury	—	496,133	—	496,133
Exchange-Traded Fund	31,183,200	—	—	31,183,200
Purchased Call Option	—	191,125	—	191,125
Investment Company	11,855,188	—	—	11,855,188
TOTAL SECURITIES	$43,038,388	$884,885,535	$—	$927,923,923
Other Financial Instruments
Assets
Futures Contracts	$—	$—	$—	$—
Foreign Exchange Contracts	—	398,752	—	398,752
Swap Contracts	—	468,862	—	468,862
Liabilities
Futures Contracts	(8,983)	—	—	(8,983)
Foreign Exchange Contracts	—	(527,102)	—	(527,102)
Swap Contracts	—	(58,598)	—	(58,598)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(8,983)	$281,914	$—	$272,931
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CJSC	—Closed Joint Stock Company
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro Currency
GMTN	—Global Medium Term Note
JSC	—Joint Stock Company
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
OTC	—Over-the-Counter
PEN	—Peruvian Sol
PJSC	—Public Joint Stock Company
TRY	—Turkish Lira
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,		Period Ended 10/31/2016[2]	Year Ended November 30,
		2018	2017		2015	2014	2013
Net Asset Value, Beginning of Period	$9.28	$10.21	$10.24	$9.49	$9.77	$9.16	$9.58
Income From Investment Operations:
Net investment income (loss)[3]	0.27	0.51	0.56	0.53	0.54	0.54	0.52
Net realized and unrealized gain (loss)	0.42	(0.89)	0.06	0.41	(0.82)	0.07	(0.94)
TOTAL FROM INVESTMENT OPERATIONS	0.69	(0.38)	0.62	0.94	(0.28)	0.61	(0.42)
Less Distributions:
Distributions from net investment income	(0.28)	(0.54)	(0.57)	(0.19)	—	—	—
Distributions from net realized gain	—	(0.01)	(0.08)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.28)	(0.55)	(0.65)	(0.19)	—	—	—
Net Asset Value, End of Period	$9.69	$9.28	$10.21	$10.24	$9.49	$9.77	$9.16
Total Return[4]	7.51%	(3.68)%	6.35%	9.95%	(2.86)%	6.66%	(4.42)%
Ratios to Average Net Assets:
Net expenses	0.06%[5]	0.05%	0.06%	0.07%[5]	0.06%	0.04%	0.00%[6]
Net investment income	5.76%[5]	5.22%	5.54%	5.81%[5]	5.57%	5.61%	5.53%
Expense waiver/reimbursement[7]	–%	–%	0.00%[8]	–%	–%	0.02%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$939,753	$786,476	$761,780	$850,890	$908,905	$1,045,464	$795,077
Portfolio turnover	44%	109%	67%	82%	133%	124%	37%
1	Emerging Markets Fixed Income Core Fund (the “Predecessor Fund”) was reorganized into Emerging Markets Core Fund (the “Fund”) as of the close of business on June 17, 2016. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. As a result of reorganization, the Fund effected a 3.624 for 1 share split. As a result of the share split: (1) the number of outstanding shares increased by a factor of 3.624; and (2) since the Fund's total number of shares outstanding increased, the net asset value per Fund Share (NAV/Share) decreased. The share split did not affect the value of the Fund's net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated for the periods prior to the reorganization.
2	The Fund has changed its fiscal year end from November 30 to October 31. This period represents the 11-month period from December 1, 2015 to October 31, 2016.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The Adviser reimbursed all operating expenses incurred by the Fund.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $11,855,188 of investment in an affiliated holding (identified cost $915,301,903)	$927,923,923
Cash	3,894,531
Cash denominated in foreign currencies (identified cost $245,985)	241,814
Restricted cash (Note 2)	574,958
Due from broker for swap contracts	1,708
Income receivable	11,018,877
Income receivable from an affiliated holding	111,638
Swaps, at value (premium paid $518,337)	468,862
Receivable for investments sold	4,088,043
Unrealized appreciation on foreign exchange contracts	398,752
TOTAL ASSETS	948,723,106
Liabilities:
Payable for investments purchased	$7,273,862
Unrealized depreciation on foreign exchange contracts	527,102
Payable for daily variation margin on futures contracts	117,145
Income distribution payable	826,817
Swaps, at value (premium received $1,112)	58,598
Payable for periodic payments to swap contracts	28,266
Accrued expenses (Note 5)	137,848
TOTAL LIABILITIES	8,969,638
Net assets for 96,991,071 shares outstanding	$939,753,468
Net Assets Consist of:
Paid-in capital	$957,330,429
Total distributable earnings (loss)	(17,576,961)
TOTAL NET ASSETS	$939,753,468
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$939,753,468 ÷ 96,991,071 shares outstanding, no par value, unlimited shares authorized	$9.69
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Interest	$22,012,603
Dividends (including $127,501 received from an affiliated holding* and net of foreign taxes withheld of $107,023)	888,889
TOTAL INCOME	22,901,492
Expenses:
Administrative fee (Note 5)	$532
Custodian fees	64,702
Transfer agent fee	29,775
Directors'/Trustees' fees (Note 5)	3,772
Auditing fees	18,536
Legal fees	5,561
Portfolio accounting fees	80,136
Share registration costs	115
Printing and postage	8,044
Insurance fees	2,698
Miscellaneous (Note 5)	8,832
TOTAL EXPENSES	222,703
Net investment income	22,678,789
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized gain of $3,689 on sales of investments in an affiliated holding*)	(4,223,785)
Net realized loss on foreign currency transactions	(57,216)
Net realized gain on foreign exchange contracts	761,189
Net realized loss on futures contracts	(36,145)
Net realized gain on written options	44,022
Net realized gain on swap contracts	486,836
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $567 on investments in an affiliated holding*)	37,410,842
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	1,305
Net change in unrealized depreciation of foreign exchange contracts	411,631
Net change in unrealized appreciation of futures contracts	(8,983)
Net change in unrealized depreciation of swap contracts	157,777
Net realized and unrealized gain (loss) on investments, futures contracts, written options, foreign exchange contracts, swap contracts and foreign currency transactions	34,947,473
Change in net assets resulting from operations	$57,626,262
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,678,789	$42,469,534
Net realized loss	(3,025,099)	(22,425,213)
Net change in unrealized appreciation/depreciation	37,972,572	(49,665,375)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	57,626,262	(29,621,054)
Distributions to Shareholders	(23,124,354)	(47,208,101)
Share Transactions:
Proceeds from sale of shares	249,671,600	197,316,800
Net asset value of shares issued to shareholders in payment of distributions declared	17,555,564	34,060,339
Cost of shares redeemed	(148,451,582)	(129,851,650)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	118,775,582	101,525,489
Change in net assets	153,277,490	24,696,334
Net Assets:
Beginning of period	786,475,978	761,779,644
End of period	$939,753,468	$786,475,978
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Emerging Markets Core Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses.
Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
The primary investment objective of the Fund is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Funds Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. Prior to June 20, 2016, as a partnership, the Fund was not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gain, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund). As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or a specified amount of Restricted cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into interest rate swap contracts to seek to increase yield, income and return, and to manage currency, duration, market, sector/asset class and yield curve risks. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
The Fund uses credit default swaps to seek to increase yield, income and return, and to manage currency, duration, market, sector/asset class and yield curve risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at April 30, 2019, is $0. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swaps, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $48,800,000. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $16,628,482. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase yield, income and return, and to manage currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $566,732 and $549,063, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Option Contracts
The Fund buys or sells put and call options to seek to increase return, and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The average market value of purchased put and call options held by the Fund throughout the period was $6,611 and $39,728, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
The average market value of written call options held by the Fund throughout the period was $9,167. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Purchased option contracts outstanding at period end are listed in the Fund's Portfolio of Investments. At April 30, 2019, the Fund had no outstanding written options.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for daily variation margin on futures contracts	$8,983*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	398,752	Unrealized depreciation on foreign exchange contracts	527,102
Foreign exchange contracts	Purchased options, in securities at value	191,125		—
Credit contracts	Swaps, at value	468,862	Swaps, at value	58,598
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,058,739		$594,683
*	Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Option Contracts[1]	Written Option Contracts	Total
Interest rate contracts	$—	$(36,145)	$—	$—	$—	$(36,145)
Foreign exchange contracts	—	—	761,189	(264,827)	44,022	540,384
Credit contracts	486,836	—	—	—	—	486,836
TOTAL	$486,836	$(36,145)	$761,189	$(264,827)	$44,022	$991,075
1	The net realized loss on Purchased Option Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Option Contracts[2]	Total
Interest rate contracts	$—	$(8,983)	$—	$—	$(8,983)
Foreign exchange contracts	—	—	411,631	236,578	648,209
Credit contracts	157,777	—	—	—	157,777
TOTAL	$157,777	$(8,983)	$411,631	$236,578	$797,003
2	The net change in unrealized depreciation of Purchased Option Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of April 30, 2019, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$468,862	$(58,598)	$(410,264)	$—
Foreign Exchange Contracts	398,752	(398,752)	—	—
TOTAL	$867,614	$(457,350)	$(410,264)	$—

Transaction	Gross Liability/ Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$58,598	$(58,598)	$—	$—
Foreign Exchange Contracts	527,102	(398,752)	—	128,350
TOTAL	$585,700	$(457,350)	$—	$128,350
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes capital stock activity:
	Six Months Ended 4/30/2019	Year Ended 10/31/2018
Shares sold	26,010,475	20,021,998
Shares issued to shareholders in payment of distributions declared	1,850,069	3,501,570
Shares redeemed	(15,634,571)	(13,369,556)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	12,225,973	10,154,012
4. FEDERAL TAX INFORMATION
At April 30, 2019, the cost of investments for federal tax purposes was $915,301,903. The net unrealized appreciation of investments for federal tax purposes was $12,377,726. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,531,695 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,153,969. The amounts presented are inclusive of derivative contracts.
At October 31, 2018, the Fund had a capital loss carryforward of $25,074,359 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$19,984,038	$5,090,321	$25,074,359
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Certain of the Fund's assets are managed by Federated Investors (UK) LLP (the “Sub-Adviser”), an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2019, the Sub-Adviser earned a fee of $584,034.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Interfund Transactions
During the six months ended April 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $702,189 and $17,743,692, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of April 30, 2019, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2019, were as follows:
Purchases	$449,259,602
Sales	$334,727,034
7. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance. The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2019, the Fund had no outstanding loans. During the six months ended April 30, 2019, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,075.10	$0.31
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.50	$0.30
1	Expenses are equal to the Fund's annualized net expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
EMERGING MARKETS CORE FUND (THE “FUND”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, it or its affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by the Adviser or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser and subadviser, including fees received for services provided to the Fund by Federated and research services received by the Adviser from brokers that execute Federated fund trades. The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without
Semi-Annual Shareholder Report

management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, sub-adviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
The Board was informed by the Adviser that, for the periods covered by the CCO Fee Evaluation Report, the Fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Semi-Annual Shareholder Report

The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Emerging Markets Core Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N887

Q453026 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date June 24, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 24, 2019